Employee Benefits - Re-measurements Of Net Defined Benefit Liability - Assets (Details) - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Re-measurements of the net defined benefit liability / (asset)
Total	[1]	$ 31	$ 11	$ (15)
Gratuity
Re-measurements of the net defined benefit liability / (asset)
Actuarial (gains) / losses		(3)	12	4
(Return) / loss on plan assets excluding amounts included in the net interest on the net defined benefit liability / (asset)		(6)	(2)	(2)
Net interest on the net defined benefit liability / (asset)		(1)	(1)
Total		(9)	10	2
Pension
Re-measurements of the net defined benefit liability / (asset)
Actuarial (gains) / losses		9	8	3
(Return) / loss on plan assets excluding amounts included in the net interest on the net defined benefit liability / (asset)		(8)	(7)	(2)
Total		1	1	1
Provident Fund
Re-measurements of the net defined benefit liability / (asset)
Actuarial (gains) / losses		11	26	12
(Return) / loss on plan assets excluding amounts included in the net interest on the net defined benefit liability / (asset)		47	(29)	(28)
Irrecoverable surplus - effect of asset ceiling		(7)	7
Net interest on the net defined benefit liability / (asset)		(1)		3
Total		$ 50	$ 4	$ (16)

[1]	net of taxes